Long-term and short-term loans issued (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Long-term loans	₽ 265	₽ 230
Short-term loans	11,419	6,890
Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans		30
Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	265	230
Short-term loans	3,434	1,586
Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	7,985	5,274
Gross carrying amount
Disclosure of detailed information about financial instruments
Long-term loans	265	235
Short-term loans	12,262	7,738
Gross carrying amount | Loans to individuals
Disclosure of detailed information about financial instruments
Short-term loans		30
Gross carrying amount | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans	265	235
Short-term loans	3,467	1,612
Gross carrying amount | Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	8,795	6,096
Loss allowance / Impairment
Disclosure of detailed information about financial instruments
Long-term loans		(5)
Short-term loans	(843)	(848)
Loss allowance / Impairment | Loans to legal entities
Disclosure of detailed information about financial instruments
Long-term loans		(5)
Short-term loans	(33)	(26)
Loss allowance / Impairment | Installment card loans
Disclosure of detailed information about financial instruments
Short-term loans	₽ (810)	₽ (822)